Annual Total Returns [BarChart] - First Trust Nasdaq Oil and Gas ETF - First Trust Nasdaq Oil and Gas ETF	Aug. 02, 2021
Bar Chart Table:
2017	(2.56%)
2018	(20.19%)
2019	3.18%
2020	(28.58%)